Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 6,816	¥ 4,013
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	210	1,124
Available-for-Sale Securities, Fair Value 12 Months or Longer		10
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer		2
Available-for-Sale Securities, Total	6,816	4,023
Available-for-Sale Securities, Gross Unrealized Losses, Total	210	1,126
Available-for-sale Securities | Debt securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	5
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	0
Available-for-Sale Securities, Total	5
Available-for-Sale Securities, Gross Unrealized Losses, Total	0
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	16	271
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	110	1,730
Cost method Investments Fair Value 12 months or longer	326	215
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	1,674	936
Cost method Investments, Total	342	486
Cost method Investments Gross Unrealized Loss, Total	¥ 1,784	¥ 2,666